Document and Entity Information	Jul. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2023
Entity Registrant Name	Acadia Healthcare Company, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35331
Entity Tax Identification Number	45-2492228
Entity Address, Address Line One	6100 Tower Circle
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	615
Local Phone Number	861-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001520697
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ACHC
Security Exchange Name	NASDAQ